Business Combination - Summary of the Assets Acquired and Liabilities Assumed (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Nov. 13, 2023
Business Combination [Line items]
Goodwill	¥ 34,106	¥ 34,106
Xiaoju Group [Member]
Business Combination [Line items]
Business combination cash and cash equivalents			¥ 684,214
Business combination prepayments and other current assets			254,402
Business combination property and equipment, net			113,818
Business combination deferred tax assets			453,125
Business combination other non-current assets			127,256
Business combination accounts and notes payable			(30,473)
Accruals and other liabilities			(255,483)
Deferred tax liabilities			(804,410)
Goodwill			34,106
Total			3,782,206
VPT [Member] | Xiaoju Group [Member]
Business Combination [Line items]
Business combination intangible assets acquired			2,586,911
VMTUD [Member] | Xiaoju Group [Member]
Business Combination [Line items]
Business combination intangible assets acquired			609,170
Software [Member] | Xiaoju Group [Member]
Business Combination [Line items]
Business combination intangible assets acquired			¥ 9,570